Net Loss Per Share	12 Months Ended
Dec. 31, 2025
Net Loss per Share [Abstract]
Net Loss per Share
13.	Net Loss per Share

Basic earnings per share of Common Stock is calculated by dividing net income available to holders of Common Stock by the weighted average number of shares of Common Stock outstanding for the period. The diluted earnings per share of Common Stock calculation assumes the issuance of all dilutive potential common shares outstanding. Dilutive potential Common Stock consists of incremental shares of Class A Common Stock issuable upon the exercise of the stock options.

The following table summarizes the calculation of basic and diluted net loss per common share (in thousands, except per share data):

	Year Ended December 31,
	2025	2024	2023
Net loss	$(4,881)	$(43,328)	$(58,990)

Basic earnings per share
Basic weighted average shares outstanding	20,114	19,285	18,928
Basic loss per share	$(0.24)	$(2.25)	$(3.12)

Diluted earnings per share
Basic weighted average shares outstanding	20,114	19,285	18,928
Dilutive effect of stock options	—	—	—
Diluted weighted average shares outstanding	20,114	19,285	18,928
Diluted loss per share	$(0.24)	$(2.25)	$(3.12)

The following shares were excluded from the calculation of diluted net loss per share calculation as their effect would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2025	2024	2023
Stock options	900	410	1,299
Restricted stock units	209	213	299
Warrants	6	6	6